PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Share Unit Plan Activity (Details)		12 Months Ended			78 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)					7,286,296
Number of shares, Exited (in shares)	(198,122)
Number of shares, Forfeited (in shares)	(557,528)
Number of shares, Outstanding, ending balance (in shares)	6,530,646	6,530,646			6,530,646
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding, beginning balance (in shares)		2,094,950	1,391,284	0
Number of shares, Granted (in shares)		866,000	1,079,250	1,391,284
Number of shares, Exited (in shares)		(17,294)	(315,699)	0
Number of shares, Forfeited (in shares)		(106,506)	(59,885)	0
Number of shares, Outstanding, ending balance (in shares)	2,837,150	2,837,150	2,094,950	1,391,284	2,837,150
Fair value per share, Outstanding, beginning balance (USD per share) | $ / shares		$ 26.99	$ 21.15	$ 0
Fair value per share, Granted (USD per share) | $ / shares		27.61	32.62	21.15
Fair value per share, Exited (USD per share) | $ / shares		26.21	21.20	0
Fair value per share, Forfeited (USD per share) | $ / shares		26.36	23.47	0
Fair value per share, Outstanding, ending balance (USD per share) | $ / shares	$ 27.20	$ 27.20	$ 26.99	$ 21.15	$ 27.20
PSUs and Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding, beginning balance (in shares)		4,305,811	7,150,167	7,472,056
Number of shares, Granted (in shares)		786,364	684,543	862,672
Number of shares, Exited (in shares)		(673,661)	(613,385)	(658,141)
Number of shares, Forfeited (in shares)		(725,018)	(2,915,514)	(526,420)
Number of shares, Outstanding, ending balance (in shares)	3,693,496	3,693,496	4,305,811	7,150,167	3,693,496
Fair value per share, Outstanding, beginning balance (USD per share) | $ / shares		$ 20.58	$ 17.18	$ 16.76
Fair value per share, Granted (USD per share) | $ / shares		23.43	28.12	19.47
Fair value per share, Exited (USD per share) | $ / shares		20.84	14.04	16.86
Fair value per share, Forfeited (USD per share) | $ / shares		19.54	15.37	15.48
Fair value per share, Outstanding, ending balance (USD per share) | $ / shares	$ 21.35	$ 21.35	$ 20.58	$ 17.18	$ 21.35